RELATED PARTY TRANSACTIONS (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Percentage Of Annual Management Fee	0.50%
Accounts payable - affiliates	$ 3,833,125	$ 3,470,297